OPERATING LEASE (Schedule of Future Minimum Lease Payments under Operating Lease) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
2021	$ 209,034	$ 415,033
2022	427,484
2023	440,308	427,484
2024	110,888	440,308
2024		110,884
Total minimum lease payments	1,187,714	1,393,709
Discount	(221,887)	(300,032)
Operating lease liability	$ 965,827	$ 1,093,677